SEMI-ANNUAL REPORT
OCTOBER 31, 1995

THE AAL U.S. GOVERNMENT
ZERO COUPON
TARGET FUNDS
SERIES 2001 AND 2006

THE AAL MUTUAL FUNDS
HELPING YOU BUILD A
BETTER FINANCIAL FUTURE

December 15, 1995

Dear AAL Target Funds Shareholder:

We are pleased to provide you with the updated semi-annual report for The AAL U.S. Government Zero Coupon Target Funds.

In addition to the Target Funds, which are no longer open to investors, we also offer seven other diverse portfolios to help you plan for your financial future, including:

o The AAL International Fund for long-term capital growth through a diversified portfolio of foreign securities.

o  The AAL Smaller Company Stock Fund for capital appreciation

o The AAL Capital Growth Fund for capital appreciation with the potential for some income

o The AAL Utilities Fund for current income, long-term growth of income and capital appreciation

o  The AAL Bond Fund for current income

o The AAL Municipal Bond Fund for current income exempt from federal income taxes

o  The AAL Money Market Fund for preservation of capital and liquidity.

To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund--at no additional cost to you.

For more information about these Funds and the exchange privilege, contact your personal Registered Representative or call our Mutual Fund Service Center at 800-553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/ H. Michael Spence

H. Michael Spence
President
AAL Capital Management Corporation

The AAL U.S. Government Zero Coupon Target Funds are no longer open to investments. However, we will continue to provide you with financial statements for these Funds. We are also providing you with a copy of the financial statements for The AAL International Fund, The AAL Smaller Company Stock Fund, The AAL Capital Growth Fund, The AAL Utilities Fund, The AAL Bond Fund, The AAL Municipal Bond Fund and The AAL Money Market Fund.

These Funds Seek: High investment return from U.S. Government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.

                            The AAL U.S. Government
                            Zero Coupon Target Fund:
                                  Series 2001
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                 ----------------------------------------------


                                          Principal         Yield to             Maturity         Market
Long-Term Obligations (100.0%)            Amount            Maturity             Date             Value
------------------------------            ---------         --------             ----             -----

U.S. GOVERNMENT ZERO COUPON BONDS
Separate Trading of Registered Interest
and Principal of Securities
(amortized cost basis $1,797,927)         $2,758,000        5.88%                 11/15/2001      $1,943,698



                             The AAL U.S. Government
                            Zero Coupon Target Fund:
                                   Series 2006
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                 ----------------------------------------------

                                            Principal       Yield to             Maturity          Market
Long-Term Obligations (100.0%)              Amount          Maturity             Date              Value
------------------------------              ---------       --------             ----              -----

U.S. GOVERNMENT ZERO COUPON BONDS
Separate Trading of Registered Interest
and Principal of Securities
(amortized cost basis $1,369,300)           $3,212,000      6.26%                11/15/2006        $1,626,618


The  accompanying  notes are an integral  part of this schedule.

                                       STATEMENT OF ASSETS AND LIABILITIES
                                                  OCTOBER 31, 1995
                                                  ----------------

                                                                                                        THE AAL U.S. GOVERNMENT
                                                                                                   TARGET                 TARGET
                                                                                                   FUND                   FUND
                                                                                                   2001                   2006
                                                                                                   ----                   ----
ASSETS
 Investments, at value (Cost: $1,797,927 and
   $1,369,300 respectively) ..........................................................             $1,943,698             $1,626,618
 Unamortized organization & initial registration expense .............................                    995                    995
 Prepaid expenses ....................................................................                 10,750                  1,739
 Receivable from Affiliate ...........................................................                  3,074                  1,570
 Cash ................................................................................                   --                    1,485
                                                                                                   ----------             ----------
     TOTAL ASSETS ....................................................................              1,958,517              1,632,407
                                                                                                   ==========             ==========
LIABILITIES
 Income distributions payable ........................................................             $   89,472             $   73,842
 Redemptions Payable .................................................................                  1,674                  1,773
 Accrued expenses ....................................................................                 21,214                  8,096
                                                                                                   ----------             ----------
     TOTAL LIABILITIES ...............................................................                112,360                 83,711
                                                                                                   ----------             ----------
NET ASSETS
 Trust capital (beneficial interest) .................................................              1,678,224              1,263,210
 Accumulated undistributed net investment income        ..............................                 15,378                 16,275
 Net unrealized appreciation on investments ..........................................                145,771                257,318
 Accumulated net realized gain on investments        .................................                  6,784                 11,893
                                                                                                   ----------             ----------
     TOTAL NET ASSETS ................................................................              1,846,157              1,548,696
                                                                                                   ----------             ----------
     TOTAL LIABILITIES AND CAPITAL ...................................................             $1,958,517             $1,632,407
                                                                                                   ==========             ==========
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized) ...........................................                166,452                125,148
                                                                                                   ==========             ==========
 Net Asset Value Per Share ...........................................................             $    11.09             $    12.37
                                                                                                   ==========             ==========
 Maximum Public Offering Price .......................................................             $    11.64             $    12.99
                                                                                                   ==========             ==========

THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS STATEMENT.

                                        STATEMENT OF OPERATIONS
                                  FOR THE SIX MONTHS ENDED OCTOBER 31, 1995
                                  -----------------------------------------

                                                                                                    THE AAL U.S. GOVERNMENT
                                                                                                  TARGET                  TARGET
                                                                                                  FUND                    FUND
                                                                                                  2001                    2006
                                                                                                  ----                    ----
INVESTMENT INCOME
  Taxable interest .................................................................              $  63,686               $  52,773
                                                                                                 ---------               ---------
EXPENSES
  Audit and Legal fees .............................................................                  3,863                   3,863
  Custodian fees ...................................................................                    201                     193
  Administrative service fees ......................................................                  2,752                   2,752
  Amortization of organization & registration expense ..............................                  3,301                   3,301
  Printing and postage expense .....................................................                  1,710                   1,881
  S.E.C. and state registration fees ...............................................                  1,094                   1,024
  Transfer agent fees ..............................................................                    688                     726
  Trustees fees and expenses .......................................................                  3,686                   3,686
  Shareholder maintenance fee ......................................................                    467                     472
  Other expenses ...................................................................                    554                     553
                                                                                                  ---------               ---------
     TOTAL EXPENSES ................................................................                 18,316                  18,451
                                                                                                  ---------               ---------
     Less reimbursement from Adviser ...............................................                 (9,088)                (10,840)
                                                                                                  ---------               ---------
     TOTAL NET EXPENSES ............................................................                  9,228                   7,611
                                                                                                  ---------               ---------
NET INVESTMENT INCOME ..............................................................                 54,458                  45,162
                                                                                                     ------                  ------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS

  Net realized gain on investments  ................................................                  4,019                   9,126
  Decrease in unrealized appreciation on investments  ..............................                118,165                 174,883
                                                                                                  ---------               ---------
NET REALIZED & UNREALIZED GAINS ON INVESTMENTS  ....................................                122,184                 184,009
                                                                                                  ---------               ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................................              $ 176,642               $ 229,171
                                                                                                  =========               =========

THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS STATEMENT.

                               STATEMENT OF CHANGES IN NET ASSETS
                               ----------------------------------

                                                                                     THE AAL U.S. GOVERNMENT
                                                                      TARGET FUND 2001                   TARGET FUND 2006
                                                               YEAR               SIX MONTHS         YEAR               SIX MONTHS
                                                               ENDED              ENDED              ENDED              ENDED
                                                               4/30/95            10/31/95           4/30/95            10/31/95
                                                               -------            --------           -------            --------

OPERATIONS
  Net investment income ................................       $   111,844        $    54,458        $    91,231        $    45,162
  Net realized gain
    on investments .....................................            10,895              4,019              9,677              9,126
  Increase (decrease) in unrealized
   appreciation on investments .........................            (9,839)           118,165             18,370            174,883
                                                               -----------        -----------        -----------        -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............................           112,900            176,642            119,278            229,171
                                                               -----------        -----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income .................          (111,844)           (54,458)           (91,231)           (45,162)
  Capital gains distributions ..........................           (27,312)              --              (25,359)              --
                                                               -----------        -----------        -----------        -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................          (139,156)           (54,458)          (116,590)           (45,162)
                                                               -----------        -----------        -----------        -----------
TRUST SHARES TRANSACTIONS
  Income dividends reinvested ..........................           106,973               --               88,160               --
  Capital gains distributions reinvested ...............            27,008               --               25,152               --
  Redemption of trust shares ...........................          (177,690)           (30,544)           (80,729)           (35,474)
                                                               -----------        -----------        -----------        -----------
NET INCREASE (DECREASE) IN TRUST CAPITAL ...............           (43,709)           (30,544)            32,583            (35,474)
                                                               -----------        -----------        -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS ..................           (69,965)            91,640             35,271            148,535

NET ASSETS BEGINNING OF PERIOD..........................         1,824,482          1,754,517          1,364,890          1,400,161
                                                               -----------        -----------        -----------        -----------
NET ASSETS END OF PERIOD................................       $ 1,754,517        $ 1,846,157        $ 1,400,161        $ 1,548,696
                                                               ===========        ===========        ===========        ===========


THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS STATEMENT.

NOTES TO FINANCIAL STATEMENTS

(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, with The AAL Capital Growth Fund, The AAL Income Fund and The AAL Municipal Bond Fund. On March 10, 1988, The AAL Money Market Fund commenced operations. On July 1, 1992, The AAL Income Fund changed its name to the AAL Bond Fund. On June 30, 1993, The AAL Smaller Company Stock Fund commenced operations. On March 17, 1994, The AAL Utilities Fund commenced operations. On November 14, 1990, The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, (The "Target Funds") commenced operations. On August 1, 1995, The AAL International Fund commenced operations. The nine AAL Mutual Funds are collectively referred to as the "Funds". Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, to new shareholders and to additional purchases of shares by existing shareholders.

(B) SIGNIFICANT ACCOUNT POLICIES

The Funds' principal accounting policies are:

VALUATION - Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Board of Trustees which has authorized the use of bid valuations provided by a pricing service.

FEDERAL INCOME TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes and no Federal income tax provision was required.

DISTRIBUTIONS TO SHAREHOLDERS - Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

OTHER - For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective Bonds. Realized gains or losses on sales are determined on a specific cost identification basis. The cost incurred with the organization and initial registration of shares for The Target Funds is being amortized over the period of benefit, but not to exceed 60 months from each Fund's commencement of operation.

During the prior fiscal year,  the Funds  adopted  Statement of Position 93-2
(SOP), "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." In accordance with provisions of the SOP, permanent differences between book and taxable net investment income and realized gain/loss on security transactions have been reclassified from accumulated net investment income (loss) and accumulated realized loss on investments, to trust capital. As of April 30, 1995, $15,378 and $16,275 was reclassified in The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, respectively. Net investment income, net realized gain on investments and net assets were not affected by this change.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH
RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: .50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and Series 2006. The Adviser has entered into a sub-advisory agreement with Duff &Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which is paid by the Adviser, is equal to: .10 of 1% of the average daily net assets for The AAL Target Funds. Payments were waived effective July 1, 1993. This sub-advisory agreement was terminated October
31, 1995.

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. The Adviser received $5,000 from each of The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006. The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include, pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquiries regarding account status, option and facilitating shareholder telephone transactions. Fees charged to the Funds under terms of the contract approximated $3.58 per shareholder account.

The Trust has adopted a distribution plan ("The Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under The Plan are equal to a maximum of .10 of 1% of the average daily net assets. Payments under The Plan were waived effective July 1, 1993.

Trustees of the Trust not affiliated with AAL or the Adviser receive an annual fee of $10,000 and $1,000 for each meeting of the Board of Trustees or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to the reimbursement required under the Investment Advisory Agreement, the Adviser voluntarily has reimbursed The AAL Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the ultimate parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the year ended April 30, 1995, and six months ended October 31, 1995, purchases and sales of securities other than short-term obligations were as follows:



                                                                           Purchases                              Sales
                                                                           ---------                              -----

                                                                   Year            Six Months            Year             Six Months
                                                                   Ended           Ended                 Ended            Ended
                                                                   4/30/95         10/31/95              4/30/95          10/31/95
                                                                   -------         --------              -------          --------
Target Fund 2001 ....................................              -               -                     $210,068         $37,219
Target Fund 2006 ....................................              -               -                       97,604          51,917


All purchases and sales of The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006 were in U.S. Government Obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 1995, and October 31, 1995, were as follows:



                                                               4/30/95                       10/31/95
                                                               -------                       --------

                                                                 Net                                                    Net
                                                              Unrealized                                                Unrealized
                                             Appreciation  (Depreciation)  Appreciation   Appreciation  (Depreciation)  Appreciation
                                             ------------  --------------  ------------   ------------  --------------  ------------

Target Fund 2001 .........................   $27,606      -               $27,606        $145,771      -               $145,771
Target Fund 2006 .........................    82,434       -                82,434         257,318      -                257,318



(E)  TRUST TRANSACTIONS

Transactions in trust shares were as follows:



                                                                     Target Fund 2001                            Target Fund 2006
                                                                     ----------------                            ----------------
                                                                 Year               Six Months           Year             Six Months
                                                                 Ended              Ended                Ended            Ended
                                                                 4/30/95            10/31/95             4/30/95          10/31/95
                                                                 -------            --------             -------          --------

Shares purchased ...................................             --                  --                  --               --
Income dividends reinvested ........................             10,917                   0              10,943                 0
Capital gains reinvested ...........................              2,759                   0                 207                 0
Shares redeemed ....................................            (17,557)            (2,785)             (7,591)          (2,950)
                                                                 -------            -------              -------          -------
Net increase of trust shares .......................             (3,881)            (2,785)              3,559           (2,950)
                                                                 =======            =======              =======          =======


                              FINANCIAL HIGHLIGHTS
                              --------------------




                                                    Target Fund 2001
                                                    ----------------

                                   Period         Year            Year            Year            Year         Six Months
                                   Ended          Ended           Ended           Ended           Ended        Ended
PER SHARE INFORMATION              4/30/91        4/30/92         4/30/93         4/30/94         4/30/95      10/31/95
---------------------              -------        -------         -------         -------         -------      --------

Net asset value: Beginning of ..   $    10.00     $     10.25     $     10.61     $     12.25     $     10.54  $           10.37
Period

Income from Investment
   Operations
          Net investment income         0.444           0.772           0.741           0.700           0.663              0.327

Net realized and unrealized gain
  (loss) on investments ........        0.250           0.360           1.679         (0.623)           0.000              0.720
                                   ----------     -----------     -----------     -----------     -----------     --------------
Total From Investment Operations
  Distributions from:...........        0.694           1.132           2.420           0.077           0.663              1.047
                                   ----------     -----------     -----------     -----------     -----------     --------------
  Net investment income ........      (0.444)         (0.772)         (0.741)         (0.700)         (0.663)            (0.327)
  Net realized capital gains ...         --               --          (0.039)         (1.087)         (0.170)          --
                                   ----------     -----------     -----------     -----------     -----------     --------------
          Total distributions ..      (0.444)         (0.772)         (0.780)         (1.787)         (0.833)            (0.327)
                                   ----------     -----------     -----------     -----------     -----------     --------------
Net increase (decrease) in net
   asset value .................        0.250           0.360           1.640         (1.710)         (0.170)              0.720

Net asset value:
  End of period ................   $    10.25     $     10.61     $     12.25     $     10.54     $     10.37  $           11.09
                                   ==========     ===========     ===========     ===========     ===========     ==============

Total Return ...................        6.97%          10.76%          23.27%           0.34%           6.82%             10.09%

SUPPLEMENTAL DATE & RATIOS
Net Assets, End of Period ......   $  668,211     $ 1,494,818     $ 2,760,499     $ 1,824,482     $ 1,754,517     $    1,846,157
Ratio of expenses to average
  net assets (a) (b) ...........        1.00%           1.00%           1.00%           1.00%           1.00%              1.00%

Ratio of net investment income
  to average net assets (a) (c)        10.21%           7.19%           6.38%           5.74%           6.50%              5.89%

Portfolio Turnover Rate ........        0.00%           2.93%           2.79%           1.65%           0.00%              0.00%

------------------------
(a) Calculated on an annualized basis for periods less than twelve months.
(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows: The AAL U.S. Government Target Fund Series 2001: year ended
April 30, 1991, 13.27%; year ended April 30, 1992, 7.32%; year ended
April 30, 1993, 4.60%; year ended April 30, 1994, 2.33%; year ended
April 30, 1995, 2.00%; six months ended October 31, 1995, 1.98%.
(c) If the Funds had paid all of their expenses the ratios would have been as follows: The AAL U.S. Government Target Fund Series 2001: year ended
April 30, 1991, -2.06%; year ended April 30, 1992, 0.87%; year ended
April 30, 1993, 2.78%; year ended April 30, 1994, 4.41%; year ended
April 30, 1995, 5.51%; six months ended October 31, 1995, 4.91%.
(d)100% of distributions from net realized capital gains during the fiscal year ended April 30, 1995, was long term.
(e)Total returns are based on net amount invested.



                                                Target Fund 2006
                                                ----------------

                                   Period         Year            Year           Year              Year               Six Months
                                   Ended          Ended           Ended          Ended             Ended              Ended
PER SHARE INFORMATION              4/30/91        4/30/92         4/30/93        4/30/94           4/30/95            10/31/95
---------------------              -------        -------         -------        -------           -------            --------
Net asset value: Beginning of ..   $    10.00     $     10.31     $     10.42     $      12.52     $        10.96     $        10.93
Period

Income from Investment
   Operations
          Net investment income         0.473           0.824           0.795            0.740              0.734              0.359

Net realized and unrealized gain
  (loss) on investments ........        0.310           0.116           2.114          (0.567)              0.184              1.440
                                   ----------     -----------     -----------     ------------     --------------     --------------
Total From Investment Operations
  Distributions from:...........        0.783           0.940           2.909            0.173              0.918              1.799
                                   ----------     -----------     -----------     ------------     --------------     --------------
  Net investment income ........       (0.473)        (0.824)         (0.795)          (0.740)            (0.734)            (0.359)
  Net realized capital gains ...           --         (0.006)         (0.014)          (0.993)            (0.214)                 --
                                   -----------     ----------     -----------     ------------     --------------     --------------
          Total distributions ..       (0.473)        (0.830)         (0.809)          (1.733)            (0.948)            (0.359)
                                   -----------     ----------     -----------     ------------     --------------     --------------
Net increase (decrease) in net
   asset value .................        0.310           0.110           2.100          (1.560)            (0.030)             1.440

Net asset value:
  End of period ................   $    10.31     $     10.42     $     12.52     $      10.96     $        10.93     $        12.37
                                   ==========     ===========     ===========     ============     ==============     ==============

Total Return ...................        7.86%           8.73%          28.44%            0.18%              9.05%             16.46%

SUPPLEMENTAL DATE & RATIOS
Net Assets, End of Period ......   $  451,758     $ 1,066,226     $ 1,951,566     $  1,364,890     $    1,400,161     $    1,548,696
Ratio of expenses to average
  net assets (a) (b) ...........        1.00%           1.00%           1.00%            1.00%              1.00%              1.00%

Ratio of net investment income
  to average net assets (a) (c)        10.70%           7.68%           6.79%            5.86%              6.95%              5.92%

Portfolio Turnover Rate ........        2.78%           2.31%           5.44%            1.05%              0.00%              0.00%

------------------------
(a) Calculated on an annualized basis for periods less than twelve months.
(b) Computed after giving effect to Adviser's expense limitation undertaking If the Funds had paid all of their expenses, the ratio would have been as follows:
The AAL U.S. Government Target Fund Series 2006: year ended April 30, 1991, 17.44%; year ended April 30, 1992, 10.36%; year ended April 30, 1993, 6.19%;
year ended April 30, 1994, 6.19%; year ended April 30, 1995, 2.49%;
six months ended October 31, 1995, 2.42%.
(c) If the Funds had paid all of their expenses the ratios would have been as follows: The AAL U.S. Government Target Fund Series 2006: year ended
April 30, 1991, -5.75%; year ended April 30, 1992, -1.68%; year ended
April 30, 1993, 1.60%; year ended April 30, 1994, 3.72%; year ended
April 30, 1995, 5.46%; six months ended October 31, 1995, 4.50%.
(d)100% of distributions from net realized capital gains during the fiscal year ended April 30, 1995, was long term.
(e)Total returns are based on net amount invested.


BOARD OF TRUSTEES
         John H. Pender
         Chairman of the Board
         Richard L. Gady
         Lawrence M. Woods
         D.W. Russler
         F. Gregory Campbell
         Richard L. Gunderson

OFFICERS
         John H. Pender
         President
         H. Michael Spence
         Vice President
         Robert G. Same
         Secretary
         Terrance P. Gallagher
         Treasurer

INVESTMENT ADVISER AND DISTRIBUTOR
          AAL Capital  Management Corporation
          222 West College Avenue
          Appleton, WI 54919-0007

CUSTODIAN, TRANSFER AGENT
AND  DISBURSING AGENT
         Firstar Trust Company
         615 East Michigan Street
         P.O. Box 2981
         Milwaukee, WI  53201-2981

LEGAL COUNSEL
         Quarles & Brady
         411 East Wisconsin Avenue
         Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
         Price Waterhouse LLP
         100 East Wisconsin Avenue, Suite 1500
         Milwaukee, WI  53202